STOCKHOLDERS' EQUITY (DEFICIT) (Details) (USD $)	3 Months Ended				9 Months Ended			12 Months Ended	49 Months Ended						9 Months Ended						3 Months Ended		9 Months Ended		12 Months Ended				3 Months Ended		9 Months Ended		0 Months Ended		12 Months Ended			12 Months Ended		9 Months Ended	3 Months Ended				9 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Sep. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Sep. 30, 2013	Sep. 13, 2013	Nov. 09, 2012	Apr. 30, 2012	Apr. 19, 2012	Apr. 12, 2012	Sep. 30, 2013 Employee Stock Option [Member] Consultant [Member]	Sep. 30, 2013 Employee Stock Option [Member] Consultant [Member] Minimum [Member]	Sep. 30, 2013 Employee Stock Option [Member] Consultant [Member] Maximum [Member]	Sep. 30, 2013 Employee Stock Option [Member] Employee and Directors [Member]	Sep. 30, 2013 Employee Stock Option [Member] Employee and Directors [Member] Minimum [Member]	Sep. 30, 2013 Employee Stock Option [Member] Employee and Directors [Member] Maximum [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Sep. 30, 2012 Employee Stock Option [Member]	Sep. 30, 2013 Employee Stock Option [Member]	Sep. 30, 2012 Employee Stock Option [Member]	Dec. 31, 2012 Employee Stock Option [Member]	Dec. 31, 2011 Employee Stock Option [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2012 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2013 Restricted Stock Units (RSUs) [Member]	Sep. 30, 2012 Restricted Stock Units (RSUs) [Member]	Oct. 17, 2011 Private Placement [Member]	Sep. 01, 2011 Private Placement [Member]	Dec. 31, 2012 Private Placement [Member]	Jun. 13, 2012 Private Placement [Member]	Mar. 31, 2012 Private Placement [Member]	Dec. 31, 2012 Placement Agent Fees [Member] Warrant [Member]	Dec. 31, 2012 Placement Agent Fees [Member]	Sep. 30, 2013 Common Stock [Member] Consultant [Member]	Dec. 31, 2012 Common Stock [Member]	Sep. 30, 2012 Common Stock [Member]	Jun. 30, 2012 Common Stock [Member]	Mar. 31, 2010 Common Stock [Member]	Sep. 30, 2013 Common Stock [Member]	Sep. 30, 2013 Series A Preferred Stock [Member]	Sep. 30, 2011 Long-Term Incentive Plan [Member]
STOCKHOLDERS' EQUITY (DEFICIT) (Details) [Line Items]
Private Placement Authorized Amount (in Dollars)																																				$ 10,000,000
Private Placement Price Per Unit (in Dollars per share)																																				$ 1.00
Private Placement Number of Share Component Per Unit																																				2
Class of Warrant or Right, Number of Securities Called by Warrants or Rights													6,500,000																							1	2,945,509		26,700
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)										0.05	0.15		0.10	0.10																				0.10		0.75
Private Placement Units Sold																																			445,000
Proceeds from Issuance of Private Placement (in Dollars)	(30,000)	232,500	186,523																																445,000						(17)	62	44
Private Placement Shares and Warrants Issued																																			890,000
Placement Agent Commission Percentage																																						3.00%	10.00%
Placement Agent Fees Cash (in Dollars)																																							44,500
Shares Offered in Escrow												25,000,000
Proceeds from Convertible Debt (in Dollars)																																		1,500,000
Debt Conversion, Converted Instrument, Shares Issued																																	1,500,000	22,091,311
Conversion Price Per Share (in Dollars per share)																																	$ 0.0679
Percentage Of Beneficial Ownership Interests																																			4.99%
Purchase of Preferred Stock Shares				200,000
Capital Stock Shares Authorized	685,000,000							685,000,000
Common Stock, Shares Authorized	680,000,000				680,000,000	680,000,000		680,000,000	680,000,000
Preferred Stock, Shares Authorized	5,000,000				5,000,000	5,000,000		5,000,000	5,000,000
Common Stock Shares Issued and Outstanding	126,845,641							126,845,641
Preferred Stock, Shares Issued	1,700,000				750,068	750,068		1,700,000	750,068
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																																															35,000,000
Share-based Compensation Arrangement by Share-based Payment Award, Shares Issued in Period																									9,873,543
Stock Granted, Value, Share-based Compensation, Net of Forfeitures (in Dollars)																									3,916,606	33,910
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period								9,873,543																			13,285,842
Share-based Compensation (in Dollars)						1,893,469	3,540,573		4,929,996																2,205,727	4,240	1,023,232	5,446
Unamortized Share Based Compensation Expense (in Dollars)																											4,376,233
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)																																														949,932
Stock Issued During Period, Shares, New Issues (in Shares)																																												65,448,269	13,991,162
Debt Instrument, Convertible, Conversion Price (in Dollars per share)											$ 0.15		$ 0.10																																$ 0.0679
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross (in Shares)					5,378,530			9,873,543										4,578,530					800,000																	794,171
Share Based Compensation Arrangement By Share Based Payment Award Options Grant Date Intrinsic Value															84,880			484,186																											160,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Exercisable, Weighted Average Remaining Contractual Term																3 years	10 years	10 years	2 years	3 years
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share)					$ 0.24			$ 0.247							$ 0.24				$ 0.14	$ 0.24
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Weighted Average Annual Forfeiture Rate																							0.00%
Allocated Share-based Compensation Expense																					312,666	13,872	390,894	2,958,980					470,436	436,194	1,342,824	581,593
Stock Based Compensation Unamortized																							$ 614,557								$ 2,912,245
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period																							2 years 6 months								2 years